Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the component parts of earnings per share [Abstract]
Net income	$ 42,601	$ 42,238	$ 44,193
Less: Net income allocated to participating securities	0	0	43
Net income allocated to common shareholders	$ 42,601	$ 42,238	$ 44,150
Weighted average common shares outstanding including participating securities (in shares)	95,548	95,103	94,721
Less: Participating securities (in shares)	0	0	93
Weighted average common shares (in shares)	95,548	95,103	94,628
Effect of Dilutive Securities [Abstract]
Stock Options (in shares)	100	110	125
Weighted average common shares including potential dilutive shares (in shares)	95,648	95,213	94,753
Basic EPS (in dollars per share)	$ 0.446	$ 0.444	$ 0.467
Diluted EPS (in dollars per share)	$ 0.445	$ 0.444	$ 0.466
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average number of antidilutive stock options excluded from diluted earnings per share (in shares)	1,400	1,500	2,300